Consolidated Balance Sheets (USD $)	Dec. 31, 2013		Dec. 31, 2012
Balance Sheets
Cash and cash equivalents	$ 230		$ 1,222
Total Current Assets	230		1,222
Total Assets	230		1,222
Bank overdraft payable	2,360
Accounts payable and accrued expenses	5,402		8,563
Accounts payable and accrued expenses - related parties	505,959		505,959
Accrued officer compensation	510,000		390,000
Accrued related party interest	197,889		162,502
Notes payable - related party	1,252,616		1,215,459
Total Current Liabilities	2,474,226		2,282,483
Total Liabilities	2,474,226		2,282,483
Preferred stock		[1]		[1]
Common stock	36,720	[2]	36,720	[2]
Additional paid-in capital	2,384,824		2,384,824
Deficit accumulated during the development stage	(4,895,540)		(4,702,805)
Total Stockholders' Deficit	(2,473,996)		(2,281,261)
Total Liabilities and Stockholders' Deficit	$ 230		$ 1,222

[1]	5,000,000 shares authorized, at $0.001 par value, -0- shares issued and outstanding, respectively
[2]	100,000,000 shares authorized, at $0.001 par value, 36,719,854 and 36,719,854 shares issued and outstanding, respectively